Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	FRANKLIN MUTUAL SERIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000825063
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 20, 2017
Document Effective Date	dei_DocumentEffectiveDate	Feb. 09, 2018
Prospectus Date	rr_ProspectusDate	Feb. 09, 2018